Long-term Debt (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Senior unsecured bond	$ 119,100	$ 119,100
Secured long-term debt	371,966	397,857
Total	491,066	516,957
Less: Deferred financing costs	(5,170)	(6,314)
Total	485,896	510,643
Less: Current long term debt, net of deferred financing costs, current	(47,277)	(49,512)
Long-term debt, excluding current maturities	$ 438,619	$ 461,131